7. Share-based payments (Details 5)	9 Months Ended
Sep. 30, 2015
Previously Issued [Member]
Dividend yield	0.00%
Previously Issued [Member] | Minimum [Member]
Volatility	245.00%
Risk-free interest rate	0.60%
Expected life (years)	2 years
Previously Issued [Member] | Maximum [Member]
Volatility	245.00%
Risk-free interest rate	0.30%
Expected life (years)	4 years 6 months
Replacement [Member]
Volatility	173.00%
Dividend yield	0.00%
Replacement [Member] | Minimum [Member]
Risk-free interest rate	0.10%
Expected life (years)	7 months 6 days
Replacement [Member] | Maximum [Member]
Risk-free interest rate	0.70%
Expected life (years)	1 year 9 months 18 days